UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Portfolio 21 Investments
           -----------------------------------------------------
Address:   721 NW 9th Ave
           Suite 250
           Portland OR, 97209
           -----------------------------------------------------

Form 13F File Number:
                      ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ James Madden
        -------------------------
Title:  Senior Portfolio Manager
        -------------------------
Phone:  608-663-9863
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ James Madden                     Madison, WI                      10/20/2008
----------------                     -----------                      ----------
  [Signature]                       [City, State]                       [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:           138
                                         ------------
Form 13F Information Table Value Total:  $153,732,023
                                         ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                              FORM 13F INFORMATION TABLE

                                                                   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP     VALUE  PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
3M                             Common Stock     88579Y101  1889044   27654          yes              sole      0    0
A E S CORP                     Common Stock     00130H105  1337756  114436          yes              sole      0    0
ADOBE SYS INC                  Common Stock     00724F101  1934030   49000          yes              sole      0    0
ADOBE SYSTEMS INC              Common Stock     00724F101  2079279   52680          yes              sole      0    0
AGILENT TECHNOLOGIES INC       Common Stock     00846U101  3523608  118800          yes              sole      0    0
AIR PRODS & CHEMS INC          Common Stock     9158106    1705401   24900          yes              sole      0    0
ALBINA COMMUNITY BANCORP       Common Stock     013288105     8008    1511          yes              sole      0    0
ALLSTATE CORPORATION           Common Stock     20002101     41508     900          yes              sole      0    0
ALUMINUM CO. AMERICA           Common Stock     13817101      6774     300          yes              sole      0    0
AMERICAN INT'L GROUP           Common Stock     26874107      1405     422          yes              sole      0    0
AMERICAN TEL AND TEL           Common Stock     00206R102     7007     251          yes              sole      0    0
APOGEE ENTERPRISES INC         Common Stock     37598109    646290   43000          yes              sole      0    0
APOGEE ENTERPRISES INC         Common Stock     37598109   1439498   95775          yes              sole      0    0
APPLIED MATLS INC              Common Stock     38222105   1739950  115000          yes              sole      0    0
AUTODESK INC                   Common Stock     52769106   2013000   60000          yes              sole      0    0
BAXTER INTL INC                Common Stock     71813109   4922250   75000          yes              sole      0    0
BAXTER INT'L INC.              Common Stock     071813109  2701527   41163          yes              sole      0    0
BERKSHIRE HATHAWAY CL B        Common Stock     84670207     57135      13          yes              sole      0    0
BRISTOL MYERS SQUIBB CO        Common Stock     110122108  2297670  110200          yes              sole      0    0
CANADIAN PACIFIC RAILWAY LTD   Common Stock     13645T951  1286990   24000          yes              sole      0    0
CATERPILLAR INC.               Common Stock     149123101     8940     150          yes              sole      0    0
CENTURY TEL ENTERPRISE         Common Stock     156700106    18325     500          yes              sole      0    0
CHEVRONTEXACO CORP             Common Stock     166764100    49488     600          yes              sole      0    0
CISCO SYSTEMS, INC.            Common Stock     17275R102  1894701   83985          yes              sole      0    0
CITADEL BROADCASTING CP        Common Stock     17285T106       53      69          yes              sole      0    0
CITIGROUP                      Common Stock     172967101    12798     624          yes              sole      0    0
COACH INC                      Common Stock     189754104    15024     600          yes              sole      0    0
COLGATE PALMOLIVE              Common Stock     194162103  2524903   33509          yes              sole      0    0
CORNING INC.                   Common Stock     219350105  1535222   98160          yes              sole      0    0
COSTCO COMPANIES INC           Common Stock     22160K105  2511102   38674          yes              sole      0    0
DELL INC                       Common Stock     24702R101  1516160   92000          yes              sole      0    0
DISNEY, WALT CO.               Common Stock     254687106    27621     900          yes              sole      0    0
DU PONT E I DE NEMOUR&CO.      Common Stock     263534109    43121    1070          yes              sole      0    0
DUN & BRADSTREET CP NEW        Common Stock     26483E100    21231     225          yes              sole      0    0
EATON CORP                     Common Stock     278058102  2022480   36000          yes              sole      0    0
ECHELON CORP                   Common Stock     27874N105   247000   25000          yes              sole      0    0
ERICSSON L M TEL CO            Common Stock     294821608   792120   84000          yes              sole      0    0
EXXON MOBIL CORPORATION        Common Stock     30231G102    31064     400          yes              sole      0    0
FAIRPOINT COMMUNICATIONS       Common Stock     305560104       95      11          yes              sole      0    0
FEDERAL EXPRESS                Common Stock     31428X106  1653613   20921          yes              sole      0    0
FUEL TECH INC                  Common Stock     359523107   542700   30000          yes              sole      0    0
GENENTECH INC NEW              Common Stock     368710406  2386467   26911          yes              sole      0    0
GENERAL ELECTRIC               Common Stock     369604103    79458    3116          yes              sole      0    0
GENERAL MILLS                  Common Stock     370334104  2570952   37412          yes              sole      0    0
GLAXOSMITHKLINE PLC ADRF       Common Stock     37733W105    56498    1300          yes              sole      0    0
GOOGLE INC                     Common Stock     38259P508  5206760   13000          yes              sole      0    0
GOOGLE INC CLASS A             Common Stock     38259P508  1829575    4568          yes              sole      0    0
GRANITE CONSTRUCTION INC       Common Stock     387328107  1444656   40331          yes              sole      0    0
GROUPE DANONE ADR              Common Stock     399449107    42030    3000          yes              sole      0    0
GUSHAN ENVIRONMENTAL ENRGY LTD Common Stock     40330W106   357700   70000          yes              sole      0    0
SPON ADR
HARLEY DAVIDSON INC            Common Stock     412822108    11190     300          yes              sole      0    0
HERMAN MILLER                  Common Stock     600544100  1524834   62314          yes              sole      0    0
HEWLETT PACKARD CO             Common Stock     428236103  2880752   62300          yes              sole      0    0
ILLINOIS TOOL WORKS INC        Common Stock     452308109    27622     520          yes              sole      0    0
INTEL CORP                     Common Stock     458140100  2996800  160000          yes              sole      0    0
INTEL CORP                     Common Stock     458140100  1918607  102435          yes              sole      0    0
INTERFACE INC                  Common Stock     458665106   341100   30000          yes              sole      0    0
INTERNATIONAL BUSINESS MACHS   Common Stock     459200101  5380160   46000          yes              sole      0    0
COM
INT'L BUSINESS MACHINES        Common Stock     459200101  2553236   21830          yes              sole      0    0
JOHNSON & JOHNSON              Common Stock     478160104  2793002   40314          yes              sole      0    0
JOHNSON CTLS INC               Common Stock     478366107  2547720   84000          yes              sole      0    0
KONINKLIJKE PHILIPS ELECTRS NV Common Stock     500472303  1771250   65000          yes              sole      0    0
NY REG SH NEW
MICROSOFT, CORP.               Common Stock     594918104    15880     595          yes              sole      0    0
MILLER HERMAN INC              Common Stock     600544100  1071786   43800          yes              sole      0    0
MONSANTO CO NEW DEL            Common Stock     61166W101     3662      37          yes              sole      0    0
MOODYS CORP                    Common Stock     615369105    30600     900          yes              sole      0    0
MORGAN STNLY DEAN WITTER       Common Stock     617446448    23000    1000          yes              sole      0    0
NETAPP INC                     Common Stock     64110D104  1586010   87000          yes              sole      0    0
NEW YORK TIMES CLASS A         Common Stock     650111107    12575     880          yes              sole      0    0
NIKE INC                       Common Stock     654106103  3077400   46000          yes              sole      0    0
NOKIA CORP                     Common Stock     654902204  4625200  248000          yes              sole      0    0
NOKIA CORP SPON ADR            Common Stock     654902204  1795137   96254          yes              sole      0    0
NORTHWEST NATURAL GAS CO       Common Stock     667655104     9360     180          yes              sole      0    0
NOVO-NORDISK A S               Common Stock     670100205  1413120   27600          yes              sole      0    0
NOVO-NORDISK A-S ADR           Common Stock     670100205  1782016   34805          yes              sole      0    0
NUCOR CORP                     Common Stock     670346105  1777500   45000          yes              sole      0    0
NUCOR CORP                     Common Stock     670346105  1736952   43973          yes              sole      0    0
OCCIDENTAL PETROLEUM           Common Stock     674599105     4015      57          yes              sole      0    0
ORACLE CORPORATION             Common Stock     68389X105     3960     195          yes              sole      0    0
ORMAT TECHNOLOGIES INC         Common Stock     686688102   871920   24000          yes              sole      0    0
PENN VIRGINIA CORP             Common Stock     707882106     3152      59          yes              sole      0    0
POTLATCH CORP NEW              Common Stock     737630103  1849569   39870          yes              sole      0    0
PRAXAIR INC                    Common Stock     74005P104  3587000   50000          yes              sole      0    0
PRAXAIR INC                    Common Stock     74005P104  1820115   25371          yes              sole      0    0
PROCTER & GAMBLE               Common Stock     742718109    52825     758          yes              sole      0    0
PROLOGIS                       Common Stock     743410102  2682550   65000          yes              sole      0    0
PROLOGIS                       Common Stock     743410102  1478704   35830          yes              sole      0    0
QUALCOMM INC.                  Common Stock     747525103     3437      80          yes              sole      0    0
QUEST DIAGNOSTIC INC           Common Stock     74834L100  2146165   41536          yes              sole      0    0
ROYAL DUTCH PETROLEUM          Common Stock     780259107    40539     687          yes              sole      0    0
SCHLUMBERGER LTD               Common Stock     806857108     4607      59          yes              sole      0    0
SCHNITZER STL INDS             Common Stock     806882106  2354400   60000          yes              sole      0    0
SIGMA ALDRICH CORP.            Common Stock     826552101     1048      20          yes              sole      0    0
SONOCO PRODS CO                Common Stock     835495102   341320   11500          yes              sole      0    0
SONOCO PRODUCTS                Common Stock     835495102  1740613   58646          yes              sole      0    0
SONY CORP                      Common Stock     835699307  1080450   35000          yes              sole      0    0
STAPLES INC                    Common Stock     855030102  6187500  275000          yes              sole      0    0
STAPLES INC                    Common Stock     855030102  2139114   95071          yes              sole      0    0
STARBUCKS CORP.                Common Stock     855244109    11836     796          yes              sole      0    0
STATE STREET CORP              Common Stock     857477103    19908     350          yes              sole      0    0
STMICROELECTRONICS N V         Common Stock     861012102  1262320  124000          yes              sole      0    0
STRYKER CORP                   Common Stock     863667101     1557      25          yes              sole      0    0
SUN COMPANY                    Common Stock     86764P109    24906     700          yes              sole      0    0
SUNCOR ENERGY INC              Common Stock     867229106  2293749   54431          yes              sole      0    0
SUNPOWER CORP                  Common Stock     867652109   496510    7000          yes              sole      0    0
SUNTECH PWR HLDGS CO LTD       Common Stock     86800C104   430440   12000          yes              sole      0    0
SYSCO CORPORATION              Common Stock     871829107    22937     744          yes              sole      0    0
T J X COS INC                  Common Stock     872540109  2339174   76644          yes              sole      0    0
TARGET CORPORATION             Common Stock     87612E106    27124     553          yes              sole      0    0
TENNANT CO                     Common Stock     880345103  1027800   30000          yes              sole      0    0
TENNANT COMPANY                Common Stock     880345103  2290212   66848          yes              sole      0    0
TEXAS INSTRUMENTS INC          Common Stock     882508104     2085      97          yes              sole      0    0
TEXTRON INCORPORATED           Common Stock     883203101     1229      42          yes              sole      0    0
TRAVELERS GROUP INC            Common Stock     89417E109  2032590   44968          yes              sole      0    0
TREX INC                       Common Stock     89531P105   470860   26000          yes              sole      0    0
TUPPERWARE BRANDS CORP         Common Stock     899896104     1492      54          yes              sole      0    0
U S BANCORP DEL                Common Stock     902973304     3025      84          yes              sole      0    0
UNITED NAT FOODS INC           Common Stock     911163103  1976709   79100          yes              sole      0    0
UNITED PARCEL SERVICE B        Common Stock     911312106    28300     450          yes              sole      0    0
UNITED TECHNOLOGIES CORP.      Common Stock     913017109     2522      42          yes              sole      0    0
US DATAWORKS INC               Common Stock     91729G301      920    4601          yes              sole      0    0
VALERO ENERGY CORP NEW         Common Stock     91913Y100     1636      54          yes              sole      0    0
VERIZON COMMUNICATIONS         Common Stock     92343V104    19221     599          yes              sole      0    0
VIACOM INC NON VTG CL B        Common Stock     92553P201     7452     300          yes              sole      0    0
VMWARE INC                     Common Stock     928563402   266400   10000          yes              sole      0    0
VODAPHONE GROUP                Common Stock     92857W209    28730    1300          yes              sole      0    0
WALGREEN COMPANY               Common Stock     931422109     1114      36          yes              sole      0    0
WAL-MART STORES                Common Stock     931142103     4731      79          yes              sole      0    0
WASHINGTON POST CLASS B        Common Stock     939640108  1450359    2605          yes              sole      0    0
WATERS CORP                    Common Stock     941848103  2231493   38355          yes              sole      0    0
WEIGHT WATCHERS INTL INC       Common Stock     948626106  1646780   44994          yes              sole      0    0
WELLS FARGO                    Common Stock     949746101    28672     764          yes              sole      0    0
WHOLE FOODS MKT INC            Common Stock     966837106  1141710   57000          yes              sole      0    0
WYETH                          Common Stock     983024100    28554     773          yes              sole      0    0
XCEL ENERGY INC                Common Stock     98389B100     2118     106          yes              sole      0    0
XEROX CORP                     Common Stock     984121103   909717   78900          yes              sole      0    0
XEROX CORP.                    Common Stock     984121103     6918     600          yes              sole      0    0
ZIMMER HOLDINGS INC            Common Stock     98956P102     8715     135          yes              sole      0    0